FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 15, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:         FEDERATED INCOME SECURITIES TRUST (the “Registrant”)
Federated Floating Rate Strategic Income Fund – Institutional Shares
1933 Act File No. 33-3164
1940 Act File No. 811-4577

Dear Sir or Madam:

Post-Effective Amendment No. 91 under the Securities Act of 1933 and Amendment No. 84 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective in 75 days pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.  A Rule 485(a) filing is being made to add a new fund – Federated Floating Rate Strategic Income Fund (the “Fund”) - to the Registrant.  Please note that while the Registrant’s Board of Trustees approved the creation of Class A Shares, Class C Shares and Institutional Shares only Institutional Shares are currently being submitted for review and registration.  Fund contracts included in Part C of this Registration Statement may contain references to, and exhibits for, all three classes of shares.

This Fund may be marketed through banks, savings associations or credit unions.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Registrant acknowledges the staff’s view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-6812.

Very truly yours,

/s/ Diane J. Palmer
Diane J. Palmer
Senior Paralegal

Enclosures